UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Gramercy Investment Advisors LLC

Address:   20 Dayton Avenue
           Greenwich, CT 06830


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Tony Tessitore
Title:  Senior Vice President
Phone:  (203) 552-1908

Signature,  Place,  and  Date  of  Signing:

/s/ Tony Tessitore                 Greenwich, CT                      1/18/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              63

Form 13F Information Table Value Total:  $      259,007
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Aberdeen Indonesia Fund Inc/The       Common Stock   00305P106        3       200 SH       SOLE                      200      0    0
Aberdeen Israel Fund Inc              Common Stock   00301L109     1068    61,368 SH       SOLE                   61,368      0    0
Aberdeen Latin America Equity Fund    Common Stock   00306K106       54     1,400 SH       SOLE                    1,400      0    0
Inc
Adams Express Co                      Common Stock   006212104    27624 2,572,080 SH       SOLE                2,572,080      0    0
Alpine Total Dynamic Dividend Fund    Common Stock   021060108     2964   500,733 SH       SOLE                  500,733      0    0
Asia Pacific Fund Inc/The             Common Stock   044901106      887    74,220 SH       SOLE                   74,220      0    0
Bancroft Fund Ltd                     Common Stock   059695106     1262    74,606 SH       SOLE                   74,606      0    0
Boulder Growth & Income Fund Inc      Common Stock   101507101     4614   740,662 SH       SOLE                  740,662      0    0
Boulder Total Return Fund Inc         Common Stock   101541100     5861   377,615 SH       SOLE                  377,615      0    0
Calamos Strategic Total Return Fund   Common Stock   128125101     4300   464,345 SH       SOLE                  464,345      0    0
Central Europe and Russia Fund        Common Stock   153436100       42     1,000 SH       SOLE                    1,000      0    0
Inc/The
Central Securities Corp               Common Stock   155123102    15000   682,762 SH       SOLE                  682,762      0    0
Claymore Dividend & Income Fund       Common Stock   18385J105       17     1,113 SH       SOLE                    1,113      0    0
Clough Global Allocation Fund         Common Stock   18913Y103     2588   164,187 SH       SOLE                  164,187      0    0
Cohen & Steers Infrastructure Fund    Common Stock   19248A109       56     3,400 SH       SOLE                    3,400      0    0
Inc
DCA Total Return Fund                 Common Stock   233066109      195    56,408 SH       SOLE                   56,408      0    0
Denali Fund/The                       Common Stock   24823A102     1073    70,495 SH       SOLE                   70,495      0    0
Diamond Hill Financial Trends Fund    Common Stock   25264C101      104    10,617 SH       SOLE                   10,617      0    0
Inc
DIRECTV                               Common Stock   25490A101      310     7,762 SH       SOLE                    7,762      0    0
DWS High Income Opportunities Fund    Common Stock   23339M204     1890   134,234 SH       SOLE                  134,234      0    0
Inc
Ellsworth Fund Ltd                    Common Stock   289074106      736   100,188 SH       SOLE                  100,188      0    0
European Equity Fund Inc/The          Common Stock   298768102     2499   329,712 SH       SOLE                  329,712      0    0
Gabelli Dividend & Income Trust       Common Stock   36242H104    22419 1,459,569 SH       SOLE                1,459,569      0    0
Gabelli Global Multimedia Trust Inc   Common Stock   36239Q109     3446   419,761 SH       SOLE                  419,761      0    0
General American Investors Co Inc     Common Stock   368802104    10168   379,123 SH       SOLE                  379,123      0    0
Greater China Fund Inc/The            Common Stock   39167B102     2370   180,201 SH       SOLE                  180,201      0    0
H&Q Healthcare Investors              Common Stock   404052102     4863   363,743 SH       SOLE                  363,743      0    0
H&Q Life Sciences Investors           Common Stock   404053100     6119   568,169 SH       SOLE                  568,169      0    0
Ibero-America Fund Inc/The            Common Stock   45082X103     1496   228,746 SH       SOLE                  228,746      0    0
iShares MSCI South Africa Index Fund  Common Stock   464286780       52       700 SH       SOLE                      700      0    0
Japan Equity Fund Inc                 Common Stock   471057109     2141   349,845 SH       SOLE                  349,845      0    0
JF China Region Fund Inc              Common Stock   46614T107       67     4,213 SH       SOLE                    4,213      0    0
John Hancock Bank and Thrift          Common Stock   409735206     3079   178,824 SH       SOLE                  178,824      0    0
Opportunity Fund
Korea Equity Fund Inc                 Common Stock   50063B104     2684   219,424 SH       SOLE                  219,424      0    0
Korea Fund Inc/The                    Common Stock   500634209       65     1,481 SH       SOLE                    1,481      0    0
Latin American Discovery Fund Inc     Common Stock   51828C106       46     2,400 SH       SOLE                    2,400      0    0
Liberty All Star Equity Fund          Common Stock   530158104    13878 2,814,972 SH       SOLE                2,814,972      0    0
Liberty All Star Growth Fund Inc      Common Stock   529900102     2102   494,618 SH       SOLE                  494,618      0    0
Macquarie Global Infrastructure       Common Stock   55608D101     9058   524,179 SH       SOLE                  524,179      0    0
Total Return Fund Inc
Macquarie/First Trust Global          Common Stock   55607W100     2639   182,253 SH       SOLE                  182,253      0    0
Infrastructure/Utilities Dividend &
Income Fund
Malaysia Fund Inc                     Common Stock   560905101      156    13,900 SH       SOLE                   13,900      0    0
Mexico Equity and Income Fund Inc     Common Stock   592834105     1297   114,494 SH       SOLE                  114,494      0    0
Mexico Fund Inc/The                   Common Stock   592835102        6       200 SH       SOLE                      200      0    0
Morgan Stanley Asia Pacific Fund Inc  Common Stock   61744U106    15535   914,889 SH       SOLE                  914,889      0    0
New Germany Fund Inc/The              Common Stock   644465106     7617   484,536 SH       SOLE                  484,536      0    0
New Ireland Fund Inc/The              Common Stock   645673104      286    41,634 SH       SOLE                   41,634      0    0
NFJ Dividend Interest & Premium       Common Stock   65337H109    18322 1,046,389 SH       SOLE                1,046,389      0    0
Strategy Fund
Petroleum & Resources Corp            Common Stock   716549100     7201   266,509 SH       SOLE                  266,509      0    0
RENN Global Entrepreneurs Fund        Common Stock   759720105       61    31,359 SH       SOLE                   31,359      0    0
RMR Asia Pacific Real Estate Fund     Common Stock   76970B101     1842   100,246 SH       SOLE                  100,246      0    0


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
RMR Real Estate Income Fund           Common Stock   74964K609     2301    77,224 SH       SOLE                   77,224      0    0
Royce Micro-Cap Trust Inc             Common Stock   780915104     2106   214,878 SH       SOLE                  214,878      0    0
Royce Value Trust Inc                 Common Stock   780910105    14634 1,006,465 SH       SOLE                1,006,465      0    0
Source Capital Inc                    Common Stock   836144105      776    14,600 SH       SOLE                   14,600      0    0
SPDR S&P 500 ETF Trust                Common Stock   78462F103      126     1,000 SH       SOLE                    1,000      0    0
SunAmerica Focused Alpha Growth Fund  Common Stock   867037103     5722   326,217 SH       SOLE                  326,217      0    0
SunAmerica Focused Alpha Large-Cap    Common Stock   867038101     3065   194,708 SH       SOLE                  194,708      0    0
Fund Inc
Taiwan Fund Inc/The                   Common Stock   874036106     2292   119,124 SH       SOLE                  119,124      0    0
Taiwan Greater China Fund             Common Stock   874037104     1882   247,637 SH       SOLE                  247,637      0    0
TCW Strategic Income Fund Inc         Common Stock   872340104       94    18,000 SH       SOLE                   18,000      0    0
Thai Capital Fund Inc/The             Common Stock   882905201      698    51,217 SH       SOLE                   51,217      0    0
Thai Fund Inc/The                     Common Stock   882904105     4613   360,386 SH       SOLE                  360,386      0    0
Tri-Continental Corp                  Common Stock   895436103     8537   620,421 SH       SOLE                  620,421      0    0


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